Segments of Operations (Details) - Schedule of focuses on two fields of activity, land inventory development for master planned communities and real estate investment $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
General and administrative expenses	5
Interest expense	22
Loss for the period	27
Assets for reportable segments	36,157
unallocated amounts	268
Total assets	36,425
Liabilities for reportable segments	15,770
unallocated amounts	221
Total Liabilities	15,991
Land Inventory [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
General and administrative expenses	5
Interest expense	22
Loss for the period	27
Assets for reportable segments	18,243
Liabilities for reportable segments	5,732
Real Estate investments [Member]
Segment Reporting Information [Line Items]
Revenues for reportable segments
Loss for reportable segments
General and administrative expenses
Interest expense
Loss for the period
Assets for reportable segments	17,914
Liabilities for reportable segments	$ 10,038